December 4, 2007

United States Securities and Exchange Commission
Washington D.C 20549

RE: Nanobac Pharmaceuticals Statement on October 10, 2007 8-K filing and November 20, 2007 8-K/A Amended filing.

On November 16, 2007, the company received correspondence from the SEC requesting clarification on the company’s October 10, 2007 8-K, resignation of auditors. Subsequently, on November 27, 2007, the company received correspondence from the SEC, for the 8-K/A dated 20 November 2007. Based on these correspondences and SEC recommendations; the company is amending the original 8-K dated 10 October 2007, and amending the subsequent 8-K/A dated 20 November 2007. The amendment is the previous auditors revised disclosure through this current filing.

The following representations are made, signed by a duly authorized officer:

•	The company is responsible for the adequacy and accuracy of the disclosure in the filing;
•	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and
•	The company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

/s/ John D Stanton

John D Stanton
Chief Financial Officer
 December 5, 2007